Offerings	Oct. 17, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	5,218,690
Proposed Maximum Offering Price per Unit	2.92
Maximum Aggregate Offering Price	$ 15,238,574.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,104.45
Offering Note	Pursuant to Rule 416(a) promulgated under the U.S. Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions.

Based on the average of the high and low price of the Registrant’s Common Stock on the Nasdaq on October 14, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Class Title	Common Stock, par value $0.0001 per share, underlying Public Warrants, exercise price of $11.50 per share
Amount Registered | shares	5,750,000
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 66,125,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,131.86
Offering Note	Pursuant to Rule 416(a) promulgated under the U.S. Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions.

The price per share used to obtain the maximum offering amount of such common stock for the purpose of calculating the registration fee was the exercise price per share underlying each of such warrants ($11.50) on the date hereof.